Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax liabilities
Income tax and social contribution	R$ 462,501	R$ 287,978
PIS/COFINS	46,627	27,717
INSS/FGTS	23,070	19,392
Other taxes	42,231	28,175
Other tax liabilities	R$ 574,429	R$ 363,262